Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activities and related information
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2022		December 31, 2021

Ordinary shares	1,200,000,000	147,134,792	1,200,000,000	90,205,191

Schedule of options granted outstanding and exercise prices
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	18,323,222	$0.12
Granted*	6,600,000	0.07
Forfeited	(2,655,464)	0.10

Outstanding as of December 31, 2021	22,267,758	$0.11	4.66	$—

Exercisable as of December 31, 2021	15,999,078	$0.12	4.00	$—

*

1,249,758 options approved for grant to the Company’s new Chief Executive Officer were not issued since the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support such grant in its totality (and therefore not presented within the Granted line item above). See Note 13.e. for additional information.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	16,319,786	$0.12
Granted	2,003,436	0.17

Outstanding as of December 31, 2021	18,323,222	$0.12	4.97	$342,452

Exercisable as of December 31, 2021	11,332,153	$0.08	4.68	$233,086

Schedule of options granted to officers, directors, employees, consultants and service providers
	Outstanding			Exercisable
Exercise price	Number of options		Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451		1.8	4,451	1.8
0.068	13,728,037		4.0	13,649,773	4.0
0.07	5,300,000	(*)	6.5	—	—
0.17	2,003,436		5.4	1,113,020	5.4
0.27	739,000		3.0	739,000	3.0
0.34	8,020		0.9	8,020	0.9
0.92	455,501		1.5	455,501	1.5
$5.73	29,313		0.9	29,313	0.9
	22,267,758			15,999,078

*

1,249,758 options approved for grant to the Company’s new Chief Executive Officer were not issued since the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support such grant in its totality (and therefore not presented within the related line item above). See Note 13.e. for additional information.

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	2.8	19,288	2.8
0.068		14,678,734	5.0	9.507,559	5.0
0.17		2,003,436	6.4	—	—
0.27		809,000	4.0	792,542	4.0
0.34		8,020	1.9	8,020	1.9
0.92		540,501	2.4	540,501	2.4
4.72		1,068	0.2	1,068	0.2
5.05		2,769	0.2	2,769	0.2
$5.73		29,981	1.8	29,981	1.8
		18,323,222		11,332,153

(*)	Represents an amount lower than $0.01.

Schedule of stock based compensation
	Year Ended December 31,
	2022	2021	2020

Research and Development	$130,637	$147,696	$167,328
Sales and Marketing	30,804	47,031	48,671
General and Administrative	319,501	263,646	248,774

	$480,942	$458,373	$464,773

Schedule of outstanding warrants
Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	See Note 8.b.
200,001	2018		0.50		2023	(**)
27,857,140	2022		$0.07		2024(***)	See Note 11.b.9 and 17

28,403,734

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	See Note 8.b.
200,001	2018		$0.50		2023	(**)

546,594